WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 82.1%
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 2.2%
AT&T Inc., Senior Notes	3.600%	7/15/25	$200,000	$214,640

Media - 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	40,000	42,138
Comcast Corp., Senior Notes	3.400%	4/1/30	10,000	11,228
Comcast Corp., Senior Notes	3.750%	4/1/40	20,000	22,955
Fox Corp., Senior Notes	5.476%	1/25/39	20,000	25,246
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	240,000	277,351

Total Media				378,918

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	20,000	22,702	(a)

TOTAL COMMUNICATION SERVICES				616,260

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 2.9%
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	260,000	234,000
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	48,151

Total Automobiles				282,151

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	20,000	19,438
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	20,000	12,850	(a)

Total Hotels, Restaurants & Leisure				32,288

Household Durables - 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	20,000	19,960
Lennar Corp., Senior Notes	8.375%	1/15/21	20,000	20,500

Total Household Durables				40,460

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	30,000	31,460

Specialty Retail - 0.1%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	10,000	12,386

TOTAL CONSUMER DISCRETIONARY				398,745

CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Coca-Cola Co., Senior Notes	4.125%	3/25/40	10,000	12,464

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Coca-Cola Co., Senior Notes	2.500%	6/1/40	$10,000	$9,966
Coca-Cola Co., Senior Notes	4.200%	3/25/50	20,000	25,890

Total Beverages				48,320

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	10,057
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,925

Total Food & Staples Retailing				19,982

Food Products - 1.0%
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	100,000	97,607	(a)

Tobacco - 2.4%
Altria Group Inc., Senior Notes	3.800%	2/14/24	200,000	214,153
Cargill Inc., Senior Notes	1.375%	7/23/23	20,000	20,102	(a)

Total Tobacco				234,255

TOTAL CONSUMER STAPLES				400,164

ENERGY - 17.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	2.920%	3/1/30	10,000	8,052

Oil, Gas & Consumable Fuels - 17.7%
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	20,000	18,861
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	9,699	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	50,000	45,883
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	17,396
Concho Resources Inc., Senior Notes	4.375%	1/15/25	50,000	49,590
Continental Resources Inc., Senior Notes	4.500%	4/15/23	100,000	88,437
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	40,000	38,165
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	10,000	10,873
Ecopetrol SA, Senior Notes	5.875%	9/18/23	50,000	51,350
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	20,000	19,668
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	100,000	98,173
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	50,000	46,541
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	10,000	9,203
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	22,205
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	20,000	22,294
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	20,000	24,479
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	10,000	10,938
MEG Energy Corp., Senior Notes	7.125%	2/1/27	20,000	13,800	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	30,000	29,469
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	20,000	19,200
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	210,000	157,500

See Notes to Schedule of Investments.

2	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	$10,000	$8,550	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	8,200	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000	119,600
Range Resources Corp., Senior Notes	9.250%	2/1/26	30,000	24,150	(a)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	20,000	20,531
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	30,000	35,404
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	9,539	(a)
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	370,000	325,951
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	150,000	136,875
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	17,008
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	200,000	202,392
WPX Energy Inc., Senior Notes	4.500%	1/15/30	10,000	8,150

Total Oil, Gas & Consumable Fuels				1,720,074

TOTAL ENERGY				1,728,126

FINANCIALS - 22.9%
Banks - 14.7%
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	90,000	92,354	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	216,903	(b)
Citigroup Inc., Senior Notes (5.316% to 3/26/40 then SOFR + 4.548%)	5.316%	3/26/41	40,000	51,257	(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	200,077	(a)(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	13,581
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	100,000	101,213
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	20,000	20,449	(b)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.162%	5/15/23	260,000	251,575	(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	350,000	360,997	(a)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	10,000	9,919	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	20,000	23,212	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	60,000	78,770	(b)

Total Banks				1,420,307

Capital Markets - 1.6%
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	20,000	21,946

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	$20,000	$24,301
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	20,000	20,245	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	51,093	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	20,000	28,738	(b)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	10,000	11,257

Total Capital Markets				157,580

Consumer Finance - 0.5%
Synchrony Financial, Senior Notes	2.850%	7/25/22	50,000	48,631

Diversified Financial Services - 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	200,000	187,235
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	267,766
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	40,000	24,200	(a)(c)

Total Diversified Financial Services				479,201

Insurance - 1.2%
MetLife Inc., Senior Notes	4.550%	3/23/30	20,000	23,970
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	10,000	11,344	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	20,000	19,942
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	59,516	(a)

Total Insurance				114,772

TOTAL FINANCIALS				2,220,491

HEALTH CARE - 4.9%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.950%	11/21/26	80,000	84,436	(a)

Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	80,000	82,028

Health Care Providers & Services - 3.2%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	10,580
Centene Corp., Senior Notes	4.750%	1/15/25	20,000	20,619	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	20,000	21,900	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	40,300	(a)
Cigna Corp., Senior Notes	2.400%	3/15/30	50,000	50,538
Cigna Corp., Senior Notes	3.200%	3/15/40	20,000	20,308
CVS Health Corp., Senior Notes	3.700%	3/9/23	20,000	21,192

See Notes to Schedule of Investments.

4	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.625%	8/15/24	$30,000	$31,233
CVS Health Corp., Senior Notes	4.250%	4/1/50	20,000	23,417
Magellan Health Inc., Senior Notes	4.900%	9/22/24	70,000	68,163

Total Health Care Providers & Services				308,250

TOTAL HEALTH CARE				474,714

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.2%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	20,000	18,309	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	10,000	8,044	(a)
Boeing Co., Senior Notes	1.650%	10/30/20	60,000	59,519
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	30,000
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	24,605
General Dynamics Corp., Senior Notes	4.250%	4/1/50	17,000	21,965
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	10,000	13,324
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	42,578

Total Aerospace & Defense				218,344

Airlines - 3.8%
America West Airlines Pass-Through Trust	7.100%	4/2/21	53,737	53,499
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	24,969	19,658
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	129,556	120,851
Continental Airlines Pass-Through Trust	9.798%	4/1/21	21,143	20,866
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	20,000	19,151
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	20,000	19,183
U.S. Airways Pass-Through Trust	6.750%	6/3/21	33,709	30,231
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	100,000	82,870

Total Airlines				366,309

Building Products - 0.5%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	40,000	38,322	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	10,000	8,965	(a)

Total Building Products				47,287

Commercial Services & Supplies - 0.4%
Republic Services Inc., Senior Notes	2.500%	8/15/24	40,000	41,647

Industrial Conglomerates - 0.6%
3M Co., Senior Notes	3.700%	4/15/50	20,000	23,881
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	10,179
General Electric Co., Senior Notes	3.625%	5/1/30	10,000	10,037
General Electric Co., Senior Notes	4.250%	5/1/40	10,000	10,034

Total Industrial Conglomerates				54,131

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.4%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	$40,000	$40,310	(a)

Trading Companies & Distributors - 2.1%
Air Lease Corp., Senior Notes	3.000%	9/15/23	100,000	91,828
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	130,000	107,207	(a)

Total Trading Companies & Distributors				199,035

TOTAL INDUSTRIALS				967,063

INFORMATION TECHNOLOGY - 7.5%
IT Services - 1.1%
Mastercard Inc., Senior Notes	3.300%	3/26/27	20,000	22,299
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	24,943
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	30,000	31,140
Visa Inc., Senior Notes	2.700%	4/15/40	30,000	31,185

Total IT Services				109,567

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Senior Notes	2.650%	1/15/23	30,000	30,564
Broadcom Inc., Senior Notes	5.000%	4/15/30	50,000	56,239	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	28,175
Intel Corp., Senior Notes	4.950%	3/25/60	20,000	28,524
Lam Research corp., Senior Notes	1.900%	6/15/30	10,000	9,967
Micron Technology Inc., Senior Notes	4.640%	2/6/24	100,000	107,470
NVIDIA Corp., Senior Notes	3.500%	4/1/50	30,000	34,425
NVIDIA Corp., Senior Notes	3.700%	4/1/60	10,000	11,700
NXP BV/NXP FDG/NXP USA Inc., Senior Notes	3.400%	5/1/30	10,000	9,997	(a)

Total Semiconductors & Semiconductor Equipment				317,061

Software - 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	30,000	31,438
Adobe Inc., Senior Notes	2.300%	2/1/30	70,000	73,564

Total Software				105,002

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	190,000	193,085	(a)

TOTAL INFORMATION TECHNOLOGY				724,715

MATERIALS - 2.8%
Metals & Mining - 2.8%
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	140,000	144,035
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	100,000	102,490	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	21,085

TOTAL MATERIALS				267,610

See Notes to Schedule of Investments.

6	Western Asset Short Duration Income ETF 2020 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	$100,000	$96,090
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	10,000	9,100	(a)

TOTAL REAL ESTATE				105,190

UTILITIES - 0.5%
Electric Utilities - 0.5%
DTE Electric Co., Secured Notes	2.625%	3/1/31	20,000	21,599
Edison International, Senior Notes	4.950%	4/15/25	10,000	10,916
Exelon Corp., Senior Notes	4.050%	4/15/30	10,000	11,417

TOTAL UTILITIES				43,932

TOTAL CORPORATE BONDS & NOTES (Cost - $8,073,521)				7,947,010

ASSET-BACKED SECURITIES - 8.6%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	2.835%	1/17/30	250,000	226,954	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.843%	1/23/28	250,000	240,013	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	400,000	368,074	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $898,926)				835,041

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	2.375%	11/15/49	40,000	50,817
U.S. Treasury Notes	1.500%	2/15/30	10,000	10,831

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $62,126)				61,648

SOVEREIGN BONDS - 0.5%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	140,000	38,850

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	10,000	10,310

TOTAL SOVEREIGN BONDS (Cost - $142,454)				49,160

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,177,027)				8,892,859

			Shares
SHORT-TERM INVESTMENTS - 4.8%
BNY Mellon Cash Reserve Fund (Cost - $466,701)	0.010%		466,701	466,701

TOTAL INVESTMENTS - 96.6% (Cost - $9,643,728)				9,359,560
Other Assets in Excess of Liabilities - 3.4%				325,574

TOTAL NET ASSETS - 100.0%				$9,685,134

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2020

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	7	6/20	$1,514,692	$1,543,008	$28,316
U.S. Treasury 5-Year Notes	33	6/20	3,999,354	4,140,984	141,630

					169,946

Contracts to Sell:
U.S. Treasury 10-Year Notes	1	6/20	139,186	139,063	123
U.S. Treasury Long-Term Bonds	14	6/20	2,486,146	2,534,437	(48,291)
U.S. Treasury Ultra Long-Term Bonds	1	6/20	202,811	224,781	(21,970)

					(70,138)

Net unrealized appreciation on open futures contracts					$99,808

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

8	Western Asset Short Duration Income ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing

9

Notes to Schedule of Investments (unaudited) (continued)

service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$7,947,010	—	$7,947,010
Asset-Backed Securities	—	835,041	—	835,041
U.S. Government & Agency Obligations	—	61,648	—	61,648
Sovereign Bonds	—	49,160	—	49,160

Total Long-Term Investments	—	8,892,859	—	8,892,859

Short-Term Investments†	—	466,701	—	466,701

Total Investments	—	$9,359,560	—	$9,359,560

Other Financial Instruments:
Futures Contracts	$170,069	—	—	$170,069

Total	$170,069	$9,359,560	—	$9,529,629

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$70,261	—	—	$70,261

†	See Schedule of Investments for additional detailed categorizations.

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